CONCENTRATION OF CREDIT RISK (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Denominated in RMB
CONCENTRATION OF CREDIT RISK
Cash and cash equivalents, restricted cash and short-term investments	¥ 2,191,930	¥ 3,035,742